Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss
4 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
	2019	2018
Trading assets	49,254	50,152
Non-trading derivatives	2,257	2,664
Designated at fair value through profit or loss	3,076	2,887
Mandatorily measured at fair value through profit or loss	41,600	64,783
	96,187	120,486

Summary of Trading Assets
Trading assets

Trading assets by type
	2019	2018
Equity securities	8,499	8,898
Debt securities	6,256	5,213
Derivatives	21,694	22,110
Loans and receivables	12,806	13,931
	49,254	50,152

Summary of Non-Trading Derivatives
Non-trading derivatives

Non-trading derivatives by type
	2019	2018
Derivatives used in
- fair value hedges	524	650
- cash flow hedges	677	1,012
- hedges of net investments in foreign operations	23	41
Other non-trading derivatives	1,033	961
	2,257	2,664

Designated as at Fair Value Through Profit or Loss
Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
	2019	2018
Debt securities	2,334	2,114
Loans and receivables	742	772
	3,076	2,887

Mandatorily measured at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Summary of financial instruments by type
Mandatorily at fair value through profit or loss

Mandatorily at fair value through profit or loss by type
	2019	2018
Equity securities	159	210
Debt securities	733	1,103
Loans and receivables	40,708	63,469
	41,600	64,783